Borrowings (Schedule Of Long-Term Borrowings) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term borrowings	$ 18,539.1	$ 18,455.8
CIT Group Inc. [Member]
Debt Instrument [Line Items]
Long-term borrowings	10,677.7
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term borrowings	7,861.4
Unsecured Borrowings [Member]
Debt Instrument [Line Items]
Long-term borrowings	10,677.7	11,932.4
Unsecured Borrowings [Member] | CIT Group Inc. [Member]
Debt Instrument [Line Items]
Long-term borrowings	10,677.7
Structured Financings [Member]
Debt Instrument [Line Items]
Long-term borrowings	4,743.8	6,268.7
Structured Financings [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term borrowings	4,743.8
FHLB Advances [Member]
Debt Instrument [Line Items]
Long-term borrowings	3,117.6	$ 254.7
FHLB Advances [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term borrowings	3,117.6
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings	8,188.6
Series C Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings	2,450.0
Other Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term borrowings	$ 39.1